Taxes - Schedule of Deferred Tax Liabilities and Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred tax liabilities:
Opening balances	$ 694,414	$ 244,417
Addition	112,163	446,769
Exchange realignment	(5,957)	3,228
Ending balances	800,620	694,414
Deferred tax assets:
Opening balances	502,086
Addition	420,243	499,969
Exchange realignment	(8,117)	2,117
Ending balances	914,212	502,086
Less: valuation allowance
Deferred tax liabilities (assets), net	$ 914,212	$ 502,086